UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-07371

CREDIT SUISSE JAPAN EQUITY FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 875-3500

Date of fiscal year-end:	October 31st

Date of reporting period:	May 1, 2006 to July 31, 2006

Item 1:   Schedule of Investments

Credit Suisse Japan Equity Fund

Schedule of Investments

July 31, 2006 (unaudited)

	Number of Shares	Value

COMMON STOCKS (97.9%)
Japan (97.9%)
Auto Components (5.3%)
Denso Corp.	19,700	$677,604
NHK Spring Company, Ltd.§	177,000	1,892,956
Nok Corp.§	21,900	573,482
		3,144,042

Automobiles (4.8%)
Honda Motor Company, Ltd.	32,800	1,081,939
Toyota Motor Corp.	33,200	1,750,763
		2,832,702

Banks (12.6%)
Mitsubishi UFJ Financial Group, Inc.	93	1,305,276
Mizuho Financial Group, Inc.	283	2,383,971
Musashino Bank, Ltd.§	18,300	1,024,240
Sumitomo Mitsui Financial Group, Inc.	264	2,817,059
		7,530,546

Chemicals (6.4%)
Hitachi Chemical Company, Ltd.	29,900	731,221
JSR Corp.§	25,500	601,861
Kuraray Company, Ltd.	61,500	679,054
Stella Chemifa Corp.§	19,400	784,230
Toray Industries, Inc.	120,000	1,010,222
		3,806,588

Commercial Services & Supplies (1.1%)
Toppan Forms Company, Ltd.§	51,900	659,061

Computers & Peripherals (5.0%)
Elpida Memory, Inc.*§	15,100	605,854
Fujitsu, Ltd.	80,000	621,548
Melco Holdings, Inc.§	61,400	1,755,337
		2,982,739

Distributors (3.8%)
ABC-Mart, Inc.	50,100	1,069,545
Happinet Corp.	44,000	938,354
Telewave, Inc.§	90	243,230
		2,251,129

Diversified Financials (5.8%)
Asset Managers Company, Ltd.	396	824,667
Daiko Clearing Services Corp.§	73,000	997,889
Nissin Company, Ltd.§	1,508,800	827,860
OMC Card, Inc.§	81,900	778,835
		3,429,251

Electronic Equipment & Instruments (5.7%)
Hoya Corp.	20,700	725,364
Nidec Corp.§	17,300	1,232,701
Nihon Dempa Kogyo Company, Ltd.§	11,100	368,851
TDK Corp.	13,600	1,061,628
		3,388,544

Food & Drug Retailing (0.5%)
Create S D Company, Ltd.	20,400	312,969

Food Products (3.4%)
Mitsui Sugar Company, Ltd.§	341,000	1,139,175
Pigeon Corp.	56,600	883,159
		2,022,334

Hotels, Restaurants & Leisure (1.2%)
Round One Corp.	177	715,214

	Number of Shares	Value

COMMON STOCKS
Japan
Household Durables (1.6%)
Matsushita Electric Industrial Company, Ltd.	47,000	$977,889

Industrial Conglomerates (1.0%)
Sumitomo Titanium Corp.§	3,700	572,889

Internet & Catalog Retail (3.2%)
Belluna Company, Ltd.§	83,400	1,456,595
Rakuten, Inc.§	918	437,598
		1,894,193

Internet Software & Services (3.1%)
ACCA Networks Company, Ltd.*	239	397,162
Career Design Center Company, Ltd.	84	277,741
SBI Holdings, Inc.§	2,916	1,147,857
		1,822,760
IT Consulting & Services (1.1%)
Nihon Unisys, Ltd.	39,100	637,590

Machinery (6.9%)
Daikin Industries, Ltd.§	18,100	585,024
Kawasaki Heavy Industries, Ltd.§	281,000	857,225
Komatsu, Ltd.	67,000	1,352,167
Kubota Corp.	84,000	773,637
Sodick Company, Ltd.	54,500	555,553
		4,123,606

Media (1.5%)
Fuji Television Network, Inc.	293	611,797
Usen Corp.§	31,460	313,256
		925,053

Metals & Mining (2.8%)
JFE Holdings, Inc.§	26,100	1,045,061
Mitsui Mining & Smelting Company, Ltd.	110,000	626,957
		1,672,018

Office Electronics (1.2%)
Canon, Inc.	15,600	746,167

Oil & Gas (1.3%)
Inpex Holdings, Inc.*	83	783,327

Personal Products (2.0%)
Kose Corp.§	34,500	1,163,788

Pharmaceuticals (3.8%)
Chugai Pharmaceutical Company, Ltd.§	42,600	879,287
Cosmos Pharmaceutical Corp.§	18,800	397,102
Takeda Pharmaceutical Company, Ltd.	15,200	981,490
		2,257,879

Road & Rail (1.0%)
West Japan Railway Co.	144	602,830

Semiconductor Equipment & Products (1.9%)
Sumco Corp.§	19,500	1,136,279

Software (1.2%)
Capcom Company, Ltd.§	61,100	728,289

Specialty Retail (3.3%)
Gulliver International Company, Ltd.§	8,420	679,186
USS Company, Ltd.	8,290	552,117
Village Vanguard Company, Ltd.	115	735,376
		1,966,679

Textiles & Apparel (0.8%)
Sanei-International Company, Ltd.§	16,000	451,824

Trading Companies & Distributors (3.4%)
Mitsui & Company, Ltd.	136,000	2,053,975

	Number of Shares	Value

COMMON STOCKS
Japan
Wireless Telecommunication Services (1.2%)
NTT DoCoMo, Inc.	497	$722,262

TOTAL COMMON STOCKS (Cost $49,002,390)		58,314,416

SHORT-TERM INVESTMENTS (32.1%)
State Street Navigator Prime Portfolio§§	17,561,932	17,561,932

	Par
	(000)

State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 8/01/06	$1,540	1,540,000

TOTAL SHORT-TERM INVESTMENTS (Cost $19,101,932)		19,101,932

TOTAL INVESTMENTS AT VALUE (130.0%) (Cost $68,104,322)		77,416,348

LIABILITIES IN EXCESS OF OTHER ASSETS (-30.0%)		(17,881,598)

NET ASSETS (100.0%)		$59,534,750

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At July 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $68,104,322, $14,068,853, $(4,756,827) and $9,312,026, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE JAPAN EQUITY FUND, INC.

/s/ Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	September 28, 2006

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 28, 2006